Shareholder Report, Line Graph (Details) LMA2900_ClearBridge Variable Growth Portfolio_Class II_TSR Annual {Class II} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name											Class II
Accumulated Value	$ 17,723	$ 15,765	$ 12,700	$ 17,300	$ 15,721	$ 13,353	$ 10,704	$ 11,707	$ 10,094	$ 10,000	$ 20,045
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 29,863	$ 24,457	$ 19,431	$ 26,516	$ 23,522	$ 17,348	$ 12,806	$ 13,445	$ 10,733	$ 10,000	$ 32,448